INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forwards	$ 2,024,000	$ 1,238,000
Temporary differences	457,000	1,334,000
Total deferred tax asset	2,481,000	2,572,000
Valuation allowance	$ (2,481,000)	$ (2,572,000)